Calvert
Growth Allocation Fund
December 31, 2022
Schedule of Investments (Unaudited)

Mutual Funds — 93.3%(1)

Security	Shares	Value
Equity Funds — 88.5%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	393,698	$ 11,803,056
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	841,112	20,565,184
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,192,535	39,449,052
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	425,566	16,899,240
Calvert US Large-Cap Value Responsible Index Fund, Class R6	1,428,395	39,338,012
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	389,129	12,732,305
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	215,369	16,887,088
Calvert Focused Value Fund, Class R6	991,763	9,758,944
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,865,375	18,224,714
Calvert Emerging Markets Equity Fund, Class R6	952,243	14,921,648
Calvert International Equity Fund, Class R6	1,282,520	26,637,947
Calvert International Opportunities Fund, Class R6	1,455,202	22,308,247
Calvert Mid-Cap Fund, Class I	149,852	5,775,285
		$255,300,722
Income Funds — 4.8%
Calvert Management Series:
Calvert Floating-Rate Advantage Fund, Class R6	481,381	$4,159,132
The Calvert Fund:
Calvert High Yield Bond Fund, Class R6	424,424	9,744,782
		$13,903,914
Total Mutual Funds (identified cost $263,812,601)		$269,204,636

U.S. Treasury Obligations — 1.8%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond:
0.25%, 2/15/50(2)(3)	$3,593	$ 2,426,338
0.625%, 7/15/32(2)	3,143	2,881,657
Total U.S. Treasury Obligations (identified cost $6,467,783)		$ 5,307,995

Short-Term Investments — 4.8%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(4)	13,835,613	$ 13,835,613
Total Short-Term Investments (identified cost $13,835,613)		$ 13,835,613
Total Investments — 99.9% (identified cost $284,115,997)		$288,348,244

Other Assets, Less Liabilities — 0.1%	$ 344,949
Net Assets — 100.0%	$288,693,193

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.

Calvert
Growth Allocation Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	17	Long	3/31/23	$1,834,805	$(2,276)
U.S. 10-Year Treasury Note	36	Long	3/22/23	4,042,687	(21,976)
U.S. Long Treasury Bond	6	Long	3/22/23	752,063	(6,811)
U.S. Ultra 10-Year Treasury Note	(1)	Short	3/22/23	(118,281)	820
U.S. Ultra-Long Treasury Bond	(5)	Short	3/22/23	(671,563)	7,137
					$(23,106)
During the fiscal year to date ended December 31, 2022, the Fund used futures contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At December 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Funds
At December 31, 2022, the value of the Fund's investment in affiliated funds, including funds that may be deemed to be affiliated, was $283,040,249, which represents 98.1% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended December 31, 2022 were as  follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Emerging Markets Advancement Fund, Class I	$16,991,994	$ 1,397,284	$ —	$ —	$ (164,564)	$ 18,224,714	$ 951,278	$ —	1,865,375
Emerging Markets Equity Fund, Class R6	12,789,649	940,440	—	—	1,191,559	14,921,648	132,054	—	952,243
Equity Fund, Class R6	14,695,851	1,206,444	—	—	984,793	16,887,088	46,209	463,350	215,369
Floating-Rate Advantage Fund, Class R6	4,244,335	85,138	(195,128)	(23,276)	48,063	4,159,132	85,980	—	481,381
Focused Value Fund, Class R6	—	9,778,552	—	—	(19,608)	9,758,944	22,165	—	991,763
High Yield Bond Fund, Class R6	9,602,819	131,813	(223,003)	(28,341)	261,494	9,744,782	133,018	—	424,424
International Equity Fund, Class R6	22,270,204	1,368,305	—	—	2,999,438	26,637,947	308,645	362,775	1,282,520
International Opportunities Fund, Class R6	18,471,177	897,585	—	—	2,939,485	22,308,247	172,826	—	1,455,202

Calvert
Growth Allocation Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
International Responsible Index Fund, Class R6	$ 17,038,891	$1,131,636	$ —	$ —	$ 2,394,657	$ 20,565,184	$ 406,876	$ —	841,112
Liquidity Fund, Institutional Class(1)	20,645,053	4,819,879	(11,629,319)	—	—	13,835,613	135,788	—	13,835,613
Mid-Cap Fund, Class I	5,072,974	236,041	—	—	466,270	5,775,285	13,038	—	149,852
Small-Cap Fund, Class R6	10,878,529	187,413	(139,377)	(25,509)	902,000	11,803,056	35,414	151,999	393,698
US Large-Cap Core Responsible Index Fund, Class R6	35,255,100	2,281,976	—	—	1,911,976	39,449,052	497,951	—	1,192,535
US Large-Cap Growth Responsible Index Fund, Class I	15,020,196	1,310,143	(16,412,984)	5,126,915	(5,044,270)	—	—	—	—
US Large-Cap Growth Responsible Index Fund, Class R6	—	16,525,914	—	—	373,326	16,899,240	112,929	—	425,566
US Large-Cap Value Responsible Index Fund, Class I	44,611,521	—	(49,152,631)	7,682,378	(3,141,268)	—	—	—	—
US Large-Cap Value Responsible Index Fund, Class R6	—	39,325,267	—	—	12,745	39,338,012	848,912	—	1,428,395
US Mid-Cap Core Responsible Index Fund, Class I	11,462,431	195,128	(12,298,594)	(1,481)	642,516	—	—	—	—
US Mid-Cap Core Responsible Index Fund, Class R6	—	12,445,162	—	—	287,143	12,732,305	146,568	—	389,129
Total				$12,730,686	$7,045,755	$283,040,249	$4,049,651	$978,124

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Growth Allocation Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$269,204,636	$ —	$ —	$269,204,636
U.S. Treasury Obligations	—	5,307,995	—	5,307,995
Short-Term Investments	13,835,613	—	—	13,835,613
Total Investments	$283,040,249	$5,307,995	$ —	$288,348,244
Futures Contracts	$7,957	$ —	$ —	$7,957
Total	$283,048,206	$5,307,995	$ —	$288,356,201
Liability Description
Futures Contracts	$(31,063)	$ —	$ —	$(31,063)
Total	$(31,063)	$ —	$ —	$(31,063)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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